13.Employee benefits (Details Narrartive) - Performance Award Program [Member] - US - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Jun. 30, 2020
Disclosure of net defined benefit liability (asset) [line items]
Final payment	$ 147
Additional provision		$ 311